(LOGO)
BEAR
STEARNS
[GRAPHIC OMITTED]

MONEY MARKET
PORTFOLIO

Annual Report
August 31, 2001

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                                 PRIVACY NOTICE

The BEDFORD FAMILY of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o Information about your transactions with the Fund

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.

April 2001

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     The U.S. economy slowed dramatically during the twelve months ended August 2001, as the excess capacity of prior years was pared down. Inventories and business spending on capital equipment fell sharply. The nation's gross domestic product in the second quarter of 2001 was revised down to 0.3% versus a robust 5.6% in the same quarter a year earlier. The strength in the economy remained the consumer, whose continued willingness to spend we believe kept the overall economy from joining the manufacturing sector in the midst of a recession. However, the jump in the unemployment rate to 4.9% in August was seen as a very real threat to the continuation of consumer confidence and spending. Inflation remained tame during the year, providing a positive background for the markets and a boost to investor sentiment, as both consumer and producer prices trended lower. The GDP price deflator, a measure of the rate of inflation, rose an annualized 2.1% in the second quarter versus 3.3% in the first quarter.

     The encouraging news on the inflation front was a key to Federal Reserve monetary policy. On seven separate occasions through August, the Fed reduced the federal funds rate from 6.5% to 3.5%, in an aggressive series of rate cuts aimed at rekindling the economy. As money market yields declined, the RBB Money Market Portfolio extended its average weighted maturities to the 60-day range. In addition, yield spreads between various taxable money market securities narrowed during the last six months and with only a few basis points between commercial paper and government securities, the Money Market Portfolio frequently invested in agency discount notes to increase credit quality while maintaining yields. On August 31, 2001, assets in the RBB Money Market Portfolio were $1.18 billion.

     The September 11th terrorist attacks on the U.S. were an unprecendented shock to our nation and the financial markets. We are very fortunate to be able to report that all our employees are safe, that our systems have remained fully operational and that the custody and safekeeping of the Fund's assets have not been affected.

                     BlackRock Institutional Management Corporation
                     (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

In our opinion, the accompanying statement of net assets and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, a separately managed portfolio of The RBB Fund, Inc. (the "Fund") at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 15, 2001

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2001

                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------
CERTIFICATES OF DEPOSIT--14.7%
DOMESTIC CERTIFICATES OF DEPOSIT--6.4%
Household Bank FSB
   3.550% 10/12/01 .............................      $25,000   $   24,999,434
Washington Mutual Bank
   3.720% 10/18/01 .............................       50,000       49,998,706
                                                                --------------
                                                                    74,998,140
                                                                --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.3%
Canadian Imperial Bank of Commerce
   4.610% 09/28/01 .............................       11,000       11,000,000
   4.270% 04/23/02 .............................       10,000        9,999,968
   4.295% 04/23/02 .............................       10,000        9,999,377
Royal Bank of Canada
   4.028% 07/15/02 .............................       13,000       12,999,726
   3.805% 07/26/02 .............................        6,000        5,998,426
Svenska Handelsbanken
   5.000% 02/07/02 .............................       30,000       30,060,467
   4.040% 07/12/02 .............................       12,000       12,001,003
Toronto-Dominion Bank (The)
   4.045% 07/30/02 .............................        5,000        4,995,347
                                                                --------------
                                                                    97,054,314
                                                                --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $172,052,454) .....................                   172,052,454
                                                                --------------
COMMERCIAL PAPER--48.0%
ABRASIVE ASBESTOS & MISC. NONMETALLIC
MINERAL PRODUCTS--2.1%
Compagnie de Saint-Gobain SA
   3.670% 10/12/01 .............................       25,000       24,895,507
                                                                --------------
ASSET BACKED SECURITIES--21.4%
Amstel Funding Corp.
   3.730% 10/03/01 .............................       15,000       14,950,267
Barton Capital Corp.
   3.580% 10/04/01 .............................        7,725        7,699,649
Dakota Notes Program
   3.580% 10/05/01 .............................       40,000       39,864,755
Edison Asset Securitization LLC.
   3.470% 10/22/01 .............................       45,000       44,778,787
Fairway Funding Ltd.
   3.560% 09/14/01 .............................       33,522       33,478,905
   3.750% 09/14/01 .............................       25,000       24,966,146
Four Winds Funding Corp.
   3.720% 09/04/01 .............................       55,000       54,982,950
Moriarty Ltd.
   4.480% 09/27/01 .............................       11,000       10,964,409
Pennine Funding LLC.
   3.570% 10/04/01 .............................       20,078       20,012,295
                                                                --------------
                                                                   251,698,163
                                                                --------------
BANKS--8.0%
AB Spintab (A-1, P-1)
   3.660% 10/12/01 .............................       25,000       24,895,792
Depfa-Bank Europe PLC.
   3.600% 12/17/01 .............................       25,000       24,732,500
   4.550% 09/26/01 .............................       15,000       14,952,604


                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------
BANKS--(CONTINUED)
UBS Finance (Delaware) Inc.
   4.420% 10/09/01 .............................      $15,000   $   14,930,017
   4.330% 10/11/01 .............................       15,000       14,927,833
                                                                --------------
                                                                    94,438,746
                                                                --------------
FOOD & KINDRED PRODUCTS--2.9%
Diageo Capital PLC.
   3.550% 01/17/02 .............................       34,000       33,537,317
                                                                --------------
HOSPITAL & MEDICAL SERVICE PLANS--2.3%
United Healthcare Corp.
   3.780% 09/04/01 .............................       26,500       26,491,652
                                                                --------------
PERSONAL CREDIT INSTITUTIONS--0.8%
Ford Motor Credit Company
   3.560% 10/12/01 .............................       10,000        9,959,455
                                                                --------------
PHARMACEUTICAL PREPARATIONS--4.2%
American Home Products Corp.
   3.670% 10/12/01 .............................       25,000       24,895,507
   3.630% 10/26/01 .............................       25,000       24,861,354
                                                                --------------
                                                                    49,756,861
                                                                --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--2.1%
CIT Group, Inc.
   3.580% 10/24/01 .............................       25,000       24,868,236
                                                                --------------
TELEPHONE COMMUNICATIONS--4.2%
AT&T Corp.
   3.700% 09/24/01 .............................       50,000       49,881,805
                                                                --------------
     TOTAL COMMERCIAL PAPER
       (Cost $565,527,742) .....................                   565,527,742
                                                                --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--6.5%
FNMA
   4.310% 11/08/01 .............................       11,688       11,592,847
   4.270% 12/19/01 .............................       16,500       16,286,678
   4.510% 02/08/02 .............................       23,000       22,538,978
   4.150% 02/08/02 .............................       10,000        9,815,556
   4.210% 03/08/02 .............................        5,000        4,890,072
   6.750% 08/15/02 .............................       10,000       10,269,789
                                                                --------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $75,393,920) ......................                    75,393,920
                                                                --------------
MUNICIPAL BONDS--4.2%
FLORIDA--0.1%
Coral Springs VRDN IDR (Alliance
   Corp.) (Suntrust Bank, Central FL
   LOC) Series 1995+
   3.650% 09/05/01 .............................        1,700        1,700,000
                                                                --------------
GEORGIA--0.7%
De Kalb County Development Authority
   VRDN Series 1995 B (Emory
   University Project)+
   3.600% 09/07/01 .............................        8,880        8,880,000
                                                                --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001

                                                        PAR
                                                       (000)         VALUE
                                                     --------   --------------
ILLINOIS--0.4%
Illinois Health Facilities Authority
   VRDN (The Streeterville Corp.
   Project) Series 1993-B (Bank One
   N.A. LOC)+
   3.650% 09/05/01 .............................      $ 4,400   $    4,400,000
                                                                --------------
INDIANA--0.1%
Bremen IDR Bond VRDN
   Series 1996 B (Society National
   Bank, Cleveland LOC)+
   3.650% 09/06/01 .............................        1,040        1,040,000
                                                                --------------
KENTUCKY--0.4%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale LOC)+
   3.650% 09/05/01 .............................        4,200        4,200,000
                                                                --------------
MISSISSIPPI--0.8%
Mississippi Business Finance Corp.,
   IDR Bond VRDN (Choctaw Foods
   Inc. Project) Series 1995
   (Rabobank Nederland LOC)+
   3.650% 09/07/01 .............................        4,400        4,400,000
Mississippi Business Finance Corp.,
   IDR Bond VRDN (Dana Lighting
   Inc.) (Suntrust Bank, Central FL
   LOC) Series 1995+
   3.650% 09/07/01 .............................        5,100        5,100,000
                                                                --------------
                                                                     9,500,000
                                                                --------------
NORTH CAROLINA--0.4%
City of Asheville VRDN (Wachovia
   Bank LOC)+
   3.550% 09/05/01 .............................        5,000        5,000,000
                                                                --------------
TEXAS--1.3%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (NBD Bank N.A. LOC)+
   3.650% 09/05/01 .............................       14,800       14,800,000
                                                                --------------
     TOTAL MUNICIPAL BONDS
       (Cost $49,520,000) ......................                    49,520,000
                                                                --------------
VARIABLE RATE OBLIGATIONS--19.1%
BANKS--7.5%
Citigroup Inc.++
   3.643% 09/12/01 .............................       41,000       41,000,000
First Union National Bank++
   3.690% 09/10/01 .............................       15,000       15,000,000
   3.600% 09/25/01 .............................       20,000       20,000,000
Natexis Banque Populares++
   3.530% 09/28/01 .............................       12,000       11,997,297
                                                                --------------
                                                                    87,997,297
                                                                --------------


                                                        PAR
                                                       (000)         VALUE
                                                     --------   --------------
LIFE INSURANCE--4.4%
Prudential Funding Corporation++
   3.660% 11/16/01 .............................      $11,500   $   11,506,295
Transamerica Life Insurance &
   Annuity Co.++
   4.140% 09/04/01 .............................       40,000       40,000,000
                                                                --------------
                                                                    51,506,295
                                                                --------------
SECURITY BROKERS & DEALERS--7.2%
Lehman Brothers Holdings, Inc.++
   3.570% 09/04/01 .............................       30,000       30,000,000
Merrill Lynch & Co. Inc.++
   3.569% 11/14/01 .............................       40,000       40,000,746
Salomon Smith Barney Holdings
   Inc.++
   3.888% 10/08/01 .............................       15,000       15,001,519
                                                                --------------
                                                                    85,002,265
                                                                --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $224,505,857) .....................                   224,505,857
                                                                --------------
MEDIUM TERM NOTES--5.5%
General Electric Capital Corp.
   3.815% 07/30/02 .............................       10,000       10,000,000
Goldman Sachs Group Inc.
   3.910% 09/10/01 .............................       15,000       15,000,000
   3.740% 04/30/02 .............................       24,000       24,000,000
Merrill Lynch & Co. Inc.
   4.300% 04/24/02 .............................        7,000        7,000,000
Textron Inc.
   6.750% 09/15/02 .............................        8,400        8,655,577
                                                                --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $64,655,577)                                           64,655,577
                                                                --------------
REPURCHASE AGREEMENTS--1.8%
Morgan Stanley & Co. Inc.
   (Agreement dated 08/31/01 to be
   repurchased at $21,508,791
   collateralized by $112,201
   Federal  Home Loan  Mortgage
   Corporation  Collateralized  Mortgage
   Obligation at a rate of 8.00% due
   03/01/30,  and $22,037,971 Federal
   National Mortgage  Corporation
   Strips due  12/15/27.  Market Value
   of  collateral  is $22,150,172.)
   3.680% 09/04/01 .............................      $21,500       21,500,000
                                                                --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $21,500,000) ......................                    21,500,000
                                                                --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001

                                                                     VALUE
                                                                --------------
TOTAL INVESTMENTS AT VALUE -- 99.8%
   (Cost $1,173,155,550*) ......................                $1,173,155,550
                                                                --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.2% ......................                     2,749,793
                                                                --------------
NET ASSETS (Applicable to
   676,961,621  Bedford shares,
   194,539 Cash Preservation shares,
   201,632,735 Sansom Street shares,
   297,112,771 Principal Shares,
   and 800 other shares) -- 100.0%                              $1,175,905,343
                                                                ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($1,175,905,343 / 1,175,902,466)                                      $1.00
                                                                         =====
*  Also cost for Federal income tax purposes.
+ Variable Rate Demand Note -- The interest rate shown is the rate as of August 31, 2001 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
++ Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 2001 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
VRDN ............................................... Variable Rate Demand Note
LOC ......................................................... Letter of Credit
IDR ........................................... Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2001

Investment Income
   Interest ................................................        $68,795,929
                                                                    -----------
Expenses
   Distribution fees .......................................          4,804,602
   Investment advisory fees ................................          4,622,883
   Transfer agent fees .....................................            369,390
   Printing fees ...........................................            298,558
   Registration fees .......................................            257,511
   Custodian fees ..........................................            199,876
   Legal fees ..............................................            193,455
   Audit fees ..............................................            167,023
   Directors' fees .........................................             94,907
   Insurance expense .......................................             90,630
   Service organization fees ...............................             13,772
   Miscellaneous ...........................................              2,300
                                                                    -----------
        Total expenses .....................................         11,114,907

   Less fees waived ........................................         (1,878,434)
   Less expense reimbursement by advisor ...................            (23,214)
                                                                    -----------
        Net expenses .......................................          9,213,259
                                                                    -----------
Net investment income ......................................         59,582,670
                                                                    -----------
Realized gain/(loss) on investments ........................            105,064
                                                                    -----------
Net increase in net assets resulting from operations .......        $59,687,734
                                                                    ===========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                   FOR THE           FOR THE
                                                                  YEAR ENDED        YEAR ENDED
                                                               AUGUST 31, 2001   AUGUST 31, 2000
                                                               --------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ....................................   $   59,582,670    $   142,300,137
  Net gain (loss) on investments ...........................          105,064            (46,157)
                                                               --------------    ---------------
  Net increase in net assets resulting from operations .....       59,687,734        142,253,980
                                                               --------------    ---------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .........................................      (24,842,700)       (21,820,881)
    Cash Preservation shares ...............................          (13,247)           (14,538)
    Janney Montgomery Scott shares .........................               --        (55,534,937)
    Principal shares .......................................      (12,476,504)       (11,383,856)
    Sansom Street shares ...................................      (12,942,542)       (31,566,483)
    Select shares ..........................................       (9,307,677)       (21,979,442)
                                                               --------------    ---------------

      Total Dividends to shareholders ......................      (59,582,670)      (142,300,137)
                                                               --------------    ---------------
Net capital share transactions .............................     (228,925,598)    (1,334,348,297)
                                                               --------------    ---------------
Total increase/(decrease) in net assets ....................     (228,820,534)    (1,334,394,454)
Net Assets:
  Beginning of year ........................................    1,404,725,877      2,739,120,331
                                                               --------------    ---------------
  End of year ..............................................   $1,175,905,343    $ 1,404,725,877
                                                               ==============    ===============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                 MONEY MARKET PORTFOLIO
                                       ---------------------------------------------------------------------------------------
                                           FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                            YEAR              YEAR              YEAR              YEAR              YEAR
                                            ENDED             ENDED             ENDED             ENDED             ENDED
                                       AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value,
  beginning of year ..................     $   1.00          $   1.00          $   1.00          $   1.00         $     1.00
                                           --------          --------          --------          --------         ----------
Income from investment
  operations:
  Net investment income ..............       0.0460            0.0512            0.0425            0.0473             0.0462
                                           --------          --------          --------          --------         ----------
   Total from investment
     operations ......................       0.0460            0.0512            0.0425            0.0473             0.0462
                                           --------          --------          --------          --------         ----------
Less distributions
  Dividends (from net
   investment income) ................      (0.0460)          (0.0512)          (0.0425)          (0.0473)           (0.0462)
                                           --------          --------          --------          --------         ----------
   Total distributions ...............      (0.0460)          (0.0512)          (0.0425)          (0.0473)           (0.0462)
                                           --------          --------          --------          --------         ----------
Net asset value, end of year .........     $   1.00          $   1.00          $   1.00          $   1.00         $     1.00
                                           ========          ========          ========          ========         ==========
Total Return .........................        4.70%             5.24%             4.34%             4.84%              4.72%

Ratios /Supplemental Data
  Net assets, end of year (000) ......     $676,964          $423,977          $360,123          $762,739         $1,392,911
  Ratios of expenses to average
   net assets ........................      1.00%(b)           .97%(b)           .97%(b)           .97%(b)            .97%(b)
  Ratios of net investment income
   to average net assets .............        4.46%             5.15%             4.25%             4.73%              4.62%

(a)  Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(b)  Without the waiver of  advisory,  administration  and  transfer  agent fees and without  the  reimbursement  of certain operating expenses,  the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.19%,
     1.05%, 1.08%, 1.10% and 1.12% for the years ended August 31, 2001, 2000, 1999, 1998 and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.97 billion shares are currently classified into ninety-four classes. Each class represents an interest in one of fourteen investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", eight of which have begun investment operations: the Principal Family, the Bedford Family, the Sansom Street Family, the Cash Preservation Family, the n/i Family, the Boston Partners Family, the Schneider Family and the Bogle Family. The Bedford Family represents interests in one portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed, to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as trustee or professional fees) are charged to all funds in proportion to their net assets of the RBB funds.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America.

              D) FEDERAL TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein, and also serves as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

             PORTFOLIO                            ANNUAL RATE
     --------------------------   --------------------------------------------
     Money Market Portfolio       .45% of first $250 million of net assets;
                                  .40% of next $250 million of net assets;
                                  .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2001, advisory fees and waivers for the investment portfolio were as follows:

                                   GROSS                                 NET
                                  ADVISORY                            ADVISORY
                                     FEE             WAIVER              FEE
                                 ----------       -----------        ----------
     Money Market Portfolio      $4,622,883       $(1,375,781)       $3,247,102

     The investment advisor/administrator may voluntarily waive and/or reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 2001, the expense caps were as follows:

     PORTFOLIO                           CLASS OF SHARES             EXPENSE CAP
     ----------                          -----------------           -----------
     Money Market Portfolio              Bedford                         1.00%
                                         Cash Preservation                .98
                                         Sansom Street                    .49
                                         Principal                        .77

     For the year ended August 31, 2001 waived expenses were $264,231 for the Money Market Portfolio. Reimbursed expenses for the year ended August 31, 2001 were $23,214 for the Money Market Portfolio.

     In addition, PFPC Trust Co. serves as custodian for the Fund's portfolio. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2001, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                          GROSS                                          NET
                                                     TRANSFER AGENCY                               TRANSFER AGENCY
                                                           FEE                 WAIVER                  FEE
                                                     ---------------          ---------            ---------------
     Money Market Portfolio
         Bedford Class                                   $204,798             $(204,798)              $     --
         Cash Preservation Class                            7,932                (7,932)                    --
         Principal Class                                    7,800                    --                  7,800
         Sansom Street Class                              145,465               (24,317)               121,148
         Select Class*                                      3,395                (1,375)                 2,020
                                                         --------             ---------               --------
              Total Money Market Portfolio               $369,390             $(238,422)              $130,968
                                                         ========             =========               ========

* The Select Class of shares was liquidated on January 31, 2001.

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with PFPC Distributors Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     The contracts provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford, Cash Preservation, and Principal Classes and up to .20% on an annualized basis for the Sansom Street Class. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as the Fund's distributor pursuant to the same compensation arrangement as PFPC Distributors.

     For the period September 1, 2000 through January 1, 2001, distribution fees paid to PDI for each class were as follows:

                                                                   DISTRIBUTION
                                                                        FEE
                                                                   ------------
               Money Market Portfolio
                   Bedford Class                                    $1,006,789
                   Cash Preservation Class                                 417
                   Principal Class                                     303,527
                   Sansom Street Class                                  46,718
                                                                    ----------
                       Total Money Market Portfolio                 $1,357,451
                                                                    ==========

     For the period January 2, 2001 through August 31, 2001, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
               Money Market Portfolio
                   Bedford Class                                     $2,612,966
                   Cash Preservation Class                                  680
                   Principal Class                                      756,602
                   Sansom Street Class                                   76,903
                                                                     ----------
                       Total Money Market Portfolio                  $3,447,151
                                                                     ==========

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2001 service organization fees were $13,772 for the Money Market Portfolio.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                MONEY MARKET PORTFOLIO
                                                     ------------------------------------------
                                                         FOR THE                     FOR THE
                                                       YEAR ENDED                  YEAR ENDED
                                                     AUGUST 31, 2001            AUGUST 31, 2000
                                                     ---------------           ----------------
                                                          VALUE                      VALUE
                                                     ---------------           ----------------
Shares sold:
   Bedford Class                                     $   977,375,528           $    866,092,657
   Cash Preservation Class                                   239,568                    462,203
   Janney Montgomery Scott Class*                                 --              5,748,987,958
   Principal Class                                       574,335,866                534,885,343
   Sansom Street Class                                 1,562,347,829              3,118,553,510
   Select Class**                                        947,199,090              2,969,370,240
                                                     ---------------           ----------------
        Total Shares Sold                              4,061,497,881             13,238,351,911

Shares issued on reinvestment of dividends:
   Bedford Class                                          25,009,271                 21,403,595
   Cash Preservation Class                                    13,843                     13,920
   Janney Montgomery Scott Class*                                 --                 54,694,717
   Principal Class                                        12,586,542                 11,245,950
   Sansom Street Class                                       725,168                 13,899,819
                                                     ---------------           ----------------
        Total Shares Reinvested                           38,334,824                101,258,001

Shares repurchased:
   Bedford Class                                        (780,367,053)              (792,698,785)
   Cash Preservation Class                                  (471,279)                  (194,641)
   Janney Montgomery Scott Class*                                 --             (6,892,100,877)
   Principal Class                                      (507,329,527)              (547,145,226)
   Sansom Street Class                                (1,688,185,685)            (3,647,602,057)
   Select Class**                                     (1,352,404,759)            (2,794,216,623)
                                                     ---------------           ----------------
        Total Shares Repurchased                      (4,328,758,303)           (14,673,958,209)
                                                     ---------------           ----------------
Net increase (decrease)                              $  (228,925,598)          $ (1,334,348,297)
                                                     ===============           ================
Bedford Shares authorized                              1,500,000,000              1,500,000,000
                                                     ===============           ================

* The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000. ** The Select Class of shares was liquidated on January 31, 2001.

NOTE 4. NET ASSETS

     At August 31, 2001, net assets consisted of the following:

                                                              MONEY MARKET
                                                                PORTFOLIO
                                                             --------------
Paid-in capital                                              $1,175,902,466
Accumulated net realized gain/(loss) on investments                   2,877
                                                             -------------
   Total net assets                                          $1,175,905,343
                                                             ==============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001


NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers three other classes of shares representing interest in the Money Market Portfolio: Principal, Cash Preservation, and Sansom Street. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not represented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE SANSOM STREET FAMILY (a)

                                                                 MONEY MARKET PORTFOLIO
                                       ---------------------------------------------------------------------------------------
                                           FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                            YEAR              YEAR              YEAR              YEAR              YEAR
                                            ENDED             ENDED             ENDED             ENDED             ENDED
                                       AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning
  of year .............................    $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                           --------          --------          --------          --------          --------
Income from investment operations:
   Net investment income ..............      0.0511            0.0560            0.0473            0.0520            0.0510
                                           --------          --------          --------          --------          --------
     Total net income from investment
       operations .....................      0.0511            0.0560            0.0473            0.0520            0.0510
                                           --------          --------          --------          --------          --------
Less distributions
   Dividends (from net
     investment income) ...............     (0.0511)          (0.0560)          (0.0473)          (0.0520)          (0.0510)
                                           --------          --------          --------          --------          --------
     Total distributions ..............     (0.0511)          (0.0560)          (0.0473)          (0.0520)          (0.0510)
                                           --------          --------          --------          --------          --------
Net asset value, end
  of year .............................    $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                           ========          ========          ========          ========          ========
Total Return ..........................       5.23%             5.75%             4.83%             5.34%             5.22%
Ratios/Supplemental Data
   Net assets, end of year (000) ......    $201,632          $326,745          $841,887          $684,066          $570,018
   Ratios of expenses to average
     net assets .......................      .49%(b)           .49%(b)           .49%(b)           .49%(b)           .49%(b)
   Ratios of net investment income to
     average net assets ...............       5.23%             5.42%             4.73%             5.20%             5.10%

(a)  Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(b)  Without the waiver of advisory fees and reimbursement of certain operating expenses,  the ratios of expenses to average net assets for the Money Market  Portfolio would have been .61%,  .61%,  .62%, .62% and .64% for the years ended August
     31, 2001, 2000, 1999, 1998 and 1997, respectively.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (a)

                                                                               MONEY MARKET PORTFOLIO
                                                              ------------------------------------------------------
                                                                  FOR THE          FOR THE
                                                                   YEAR              YEAR          FOR THE PERIOD
                                                                   ENDED             ENDED         JUNE 1, 1999 TO
                                                              AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999(b)
                                                              ---------------   ---------------   ------------------

Net asset value, beginning of year or period ..............       $   1.00          $   1.00            $   1.00
                                                                  --------          --------            --------
Income from investment operations:
   Net investment income ..................................         0.0483            0.0532              0.0110
                                                                  --------          --------            --------
     Total from investment operations .....................         0.0483            0.0532              0.0110
                                                                  --------          --------            --------
Less distributions
   Dividends (from net investment income) .................        (0.0483)          (0.0532)            (0.0110)
                                                                  --------          --------            --------
     Total distributions ..................................        (0.0483)          (0.0532)            (0.0110)
                                                                  --------          --------            --------
Net asset value, end of year or period ....................       $   1.00          $   1.00            $   1.00
                                                                  ========          ========            ========
Total Return ..............................................          4.94%             5.46%             1.10%(e)

Ratios /Supplemental Data
   Net assets, end of year or period (000) ................       $297,115          $217,520            $218,530
   Ratios of expenses to average net assets ...............         .77%(c)           .77%(c)          .77%(c)(d)
   Ratios of net investment income to
     average net assets ...................................          4.71%             5.32%             4.36%(d)

(a)  Financial highlights relate solely to the Principal Family of shares within the portfolio.

(b)  On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

(c)  Without the waiver of advisory and transfer agent fees and reimbursement of certain operating expenses,  the ratios of expenses to average net assets for the Money Market  Portfolio would have been .88%, .85% and .85%
     for the periods ended August 31, 2001, 2000 and 1999, respectively.

(d)  Annualized.

(e)  Non-Annualized.

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